T. ROWE PRICE New Horizons Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 88.8%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 360
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 688
Total Communication Services 1,048
CONSUMER DISCRETIONARY 5.5%
Diversified Consumer Services 0.1%
Duolingo (2) 130,620 12,439
Rover Group, Acquisition Date: 8/2/21, Cost $— (2)(3) 4,399,933 92
12,531
Hotels, Restaurants & Leisure 2.1%
Sweetgreen, Class A (2) 10,563,164 195,419
Wingstop (4) 2,312,392 290,020
485,439
Internet & Direct Marketing Retail 1.0%
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 657
Xometry, Class A (2) 4,016,135 228,076
228,733
Specialty Retail 2.3%
Burlington Stores (2) 1,842,446 206,151
Floor & Decor Holdings, Class A (2) 4,566,997 320,877
527,028
Total Consumer Discretionary 1,253,731
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3) 987 14,603
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,849 (1)(2)(3) 7,166 106,023
Total Energy 120,626
FINANCIALS 1.2%
Capital Markets 1.2%
MSCI  667,249 281,439
Total Financials 281,439
HEALTH CARE 22.3%
Biotechnology 11.9%
Abcam (GBP) (2) 8,194,917 122,364
ACADIA Pharmaceuticals (2) 1,544,458 25,267
T. ROWE PRICE New Horizons Fund

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $18,065 (1)(2)(3) 18,065,044 15,843
Agios Pharmaceuticals (2) 468,915 13,261
Akero Therapeutics (2) 950,761 32,373
Alector (2) 623,419 5,898
Allogene Therapeutics (2) 2,421,057 26,147
Alnylam Pharmaceuticals (2) 1,392,258 278,674
Apellis Pharmaceuticals (2) 1,245,926 85,097
Argenx, ADR (2) 1,071,600 378,328
Ascendis Pharma, ADR (2) 1,142,791 118,005
Avidity Biosciences (2) 3,085,211 50,382
BeiGene, ADR (2) 215,600 29,067
Bicycle Therapeutics, ADR (2) 150,971 3,512
Blueprint Medicines (2) 1,577,643 103,951
C4 Therapeutics (2) 1,767,564 15,502
Centessa Pharmaceuticals, ADR (2) 1,012,799 4,071
Cerevel Therapeutics Holdings (2) 1,744,270 49,293
CRISPR Therapeutics (2) 279,528 18,267
Day One Biopharmaceuticals (2) 1,091,759 21,868
Denali Therapeutics (2) 1,313,233 40,303
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (2)(3) 162,684 335
Enanta Pharmaceuticals (2) 46,630 2,419
Entrada Therapeutics (2) 1,785,873 28,145
EQRx, Warrants, 12/31/28 (2) 302,672 248
Exelixis (2) 3,203,012 50,223
Exscientia, ADR (2) 479,051 3,933
Fate Therapeutics (2) 1,073,598 24,059
Flame Biosciences, Acquisition Date: 9/28/20, Cost $7,914 (1)(2)
(3) 1,208,219 5,546
Generation Bio (2) 3,473,677 18,445
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 2,826
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 785
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 654
Ideaya Biosciences (2) 1,354,241 20,205
IGM Biosciences (2) 1,205,462 27,412
Imago Biosciences (2) 988,263 14,873
Immuneering, Class A (2) 1,295,329 18,549
Incyte (2) 517,407 34,480
Insmed (2) 3,870,588 83,372
Intellia Therapeutics (2) 651,064 36,434
Ionis Pharmaceuticals (2) 1,507,417 66,673
Iovance Biotherapeutics (2) 1,380,028 13,221

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IVERIC bio (2) 1,133,174 20,329
Karuna Therapeutics (2) 615,657 138,480
Kymera Therapeutics (2) 2,235,025 48,657
Lyell Immunopharma (2) 2,440,096 17,886
MeiraGTx Holdings (2) 649,088 5,459
Mirati Therapeutics (2) 383,388 26,776
Monte Rosa Therapeutics (2) 1,688,120 13,792
Morphic Holding (2) 586,010 16,584
Neurocrine Biosciences (2) 409,565 43,500
Nurix Therapeutics (2) 1,935,738 25,223
Pardes Biosciences (2) 249,987 463
Progenic Pharmaceuticals, CVR (1)(2) 1,890,800 2,176
Prothena (2) 1,473,723 89,352
PTC Therapeutics (2) 359,376 18,041
RAPT Therapeutics (2) 1,641,446 39,493
Relay Therapeutics (2) 2,241,880 50,151
Replimune Group (2) 2,005,535 34,636
REVOLUTION Medicines (2) 1,366,028 26,938
Rocket Pharmaceuticals (2) 521,550 8,324
Sage Therapeutics (2) 743,339 29,109
Sana Biotechnology (2) 1,458,934 8,754
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3)(4) 229,118 1,018
Scholar Rock Holding (2)(4) 3,300,210 22,870
Senti Biosciences (2) 1,462,032 3,173
Tenaya Therapeutics (2) 1,056,280 3,063
Ultragenyx Pharmaceutical (2) 1,507,304 62,417
Xencor (2) 1,188,780 30,885
Zai Lab, ADR (2) 808,787 27,661
Zentalis Pharmaceuticals (2) 950,338 20,584
2,726,104
Health Care Equipment & Supplies 0.6%
Novocure (2) 452,670 34,394
Shockwave Medical (2) 382,955 106,488
140,882
Health Care Technology 4.4%
Veeva Systems, Class A (2) 6,126,809 1,010,188
1,010,188
Life Sciences Tools & Services 4.9%
Eurofins Scientific (EUR)  2,393,452 142,086
Olink Holding, ADR (2) 1,434,716 17,418
Repligen (2) 2,389,665 447,130
Sartorius Stedim Biotech (EUR)  263,830 80,926

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  1,746,785 429,849
1,117,409
Pharmaceuticals 0.5%
Arvinas (2) 893,377 39,746
CinCor Pharma (2) 444,711 14,595
DICE Therapeutics (2) 1,483,531 30,086
Longboard Pharmaceuticals (2) 766,919 2,853
Pliant Therapeutics (2) 510,898 10,673
Ventyx Biosciences (2) 354,903 12,390
Ventyx Biosciences, Acquisition Date: 9/19/22, Cost $7,560 (2)(3) 229,099 7,598
117,941
Total Health Care 5,112,524
INDUSTRIALS & BUSINESS SERVICES 25.3%
Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 11
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 7
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 6
24
Building Products 0.7%
Trex (2) 3,573,983 157,041
157,041
Commercial Services & Supplies 2.0%
Rentokil Initial (GBP)  43,414,634 230,118
Waste Connections  1,609,013 217,426
447,544
Electrical Equipment 1.1%
Hubbell  1,150,434 256,547
256,547
Industrial Conglomerates 2.6%
Roper Technologies  1,631,251 586,663
586,663
Machinery 6.0%
IDEX  1,793,500 358,431
Ingersoll Rand  7,946,475 343,765
RBC Bearings (2)(4) 2,097,994 435,984
Toro  2,740,314 236,982
1,375,162
Professional Services 4.5%
Booz Allen Hamilton Holding  6,817,011 629,551
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149 (1)(2)
(3)(4) 2,653,566 20,432

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoStar Group (2) 5,459,669 380,266
1,030,249
Road & Rail 6.7%
JB Hunt Transport Services  1,803,368 282,083
Old Dominion Freight Line  3,389,254 843,144
Saia (2)(4) 2,070,520 393,399
1,518,626
Trading Companies & Distributors 1.7%
SiteOne Landscape Supply (2)(4) 3,645,984 379,693
379,693
Total Industrials & Business Services 5,751,549
INFORMATION TECHNOLOGY 33.1%
Electronic Equipment, Instruments & Components 1.3%
Teledyne Technologies (2) 876,444 295,774
295,774
IT Services 5.7%
Endava, ADR (2)(4) 5,773,029 465,479
Globant (2)(4) 2,090,727 391,133
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778 (1)
(2)(3) 122,485 8,441
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 8,289
Toast, Class A (2) 26,272,176 439,271
1,312,613
Semiconductors & Semiconductor Equipment 3.0%
Entegris  7,067,140 586,714
MACOM Technology Solutions Holdings (2) 1,565,454 81,075
Monolithic Power Systems  64,502 23,440
691,229
Software 23.1%
Atlassian, Class A (2) 4,459,062 939,034
Bill.com Holdings (2) 2,419,553 320,276
Braze, Class A (2) 978,361 34,076
Ceridian HCM Holding (2)(4) 9,161,074 511,921
Coupa Software (2) 1,337,399 78,639
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 18,568
Datadog, Class A (2) 2,945,812 261,529
Descartes Systems Group (2)(4) 5,144,695 326,842
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3) 190,876 332
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 40,105
HashiCorp, Class A (2) 2,038,840 65,630
HubSpot (2)(4) 2,645,874 714,704

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monday.com (2) 935,121 105,987
nCino (2) 3,080,654 105,081
Paylocity Holding (2)(4) 5,343,577 1,290,901
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1,140 (1)(2)(3) 1,139,993 1,083
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $163 (1)(2)(3) 162,856 160
Procore Technologies (2) 4,695,862 232,351
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 1,677
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 5,057
Xero (AUD) (2) 4,970,129 230,001
5,283,954
Total Information Technology 7,583,570
MATERIALS 0.0%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 260
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 238
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 219
Total Materials 717
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Revolution Healthcare Acquisition (2) 2,428,189 23,845
Total Miscellaneous 23,845
REAL ESTATE 0.8%
Real Estate Management & Development 0.8%
FirstService  1,473,014 175,303
Total Real Estate 175,303
Total Common Stocks (Cost $16,931,510) 20,304,352
CONVERTIBLE BONDS 0.0%
Jetclosing, 4.00%, 9/14/23, Acquisition Date: 3/14/22,
Cost $2,500 (1)(3)(4) 2,500,000 1,162
Total Convertible Bonds (Cost $2,500) 1,162
CONVERTIBLE PREFERRED STOCKS 6.9%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 1,079
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850 (1)(2)
(3) 1,375,830 936
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 2,151

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 676
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 602
5,444
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 8,815
8,815
Total Communication Services 14,259
CONSUMER DISCRETIONARY 1.2%
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294 (1)
(2)(3) 353,270 20,652
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096 (1)
(2)(3) 1,118,688 65,399
86,051
Internet & Direct Marketing Retail 0.8%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 13,912
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 33,455
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 42,970
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 8,399
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 40,649
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 14,447
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654 (1)(2)
(3)(4) 1,756,494 23,800
177,632
Total Consumer Discretionary 263,683
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,029 (1)(2)(3) 488,972 30,394
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(2)(3) 314,865 19,571
Total Consumer Staples 49,965
FINANCIALS 0.2%
Capital Markets 0.2%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 16,379

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 16,379
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 2,886
35,644
Insurance 0.0%
Go Maps, Acquisition Date: 4/26/21, Cost $4,422 (1)(2)(3)(4) 4,421,929 2,211
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 945
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 170
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,917 (1)(2)
(3)(4) 4,570,635 —
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,765 (1)(2)(3)(4) 6,554,775 —
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328 (1)
(2)(3)(4) 1,168,452 —
3,326
Total Financials 38,970
HEALTH CARE 2.4%
Biotechnology 1.3%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 37,359
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 21,952
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 26,128
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3)(4) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3)(4) 76,477 391
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $10,556 (1)(2)(3) 2,409,814 10,556
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 53,586
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 40,216
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 10,884
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335 (1)
(2)(3) 113,018 7,005

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 6,476
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline, Series A, Acquisition Date: 4/9/21 - 9/2/22,
Cost $22,682 (1)(2)(3)(4) 2,897,679 22,682
303,549
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.5%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(4)(5) 2,611,790 —
Capsule, Series D, Acquisition Date: 4/7/21, Cost $17,908 (1)(2)(3) 1,235,725 15,249
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 29,221
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 60,050
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422 (1)
(2)(3) 44,229 4,422
108,942
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,373 (1)(2)
(3) 2,080,677 11,610
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 110,382
121,992
Total Health Care 562,522
INDUSTRIALS & BUSINESS SERVICES 0.7%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 28,067
28,067
Air Freight & Logistics 0.2%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 29,650
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 9,169
38,819

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 0.3%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 5,552,310 42,753
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 4,517,982 34,788
77,541
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159 (1)(2)
(3) 2,979,808 15,435
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 10,048
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692 (1)(2)
(3) 648,097 3,357
28,840
Total Industrials & Business Services 173,267
INFORMATION TECHNOLOGY 2.2%
IT Services 0.6%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 16,829
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)(2)
(3)(4) 288,891 5,451
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 145
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 70,883
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 3,274
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 2,035
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 945
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 1,866
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $206 (1)(2)(3) 9,150 186
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 203
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 23,614
125,431
Software 1.6%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 1,782,729 98,573
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 11,957

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evernote, Series 1, Acquisition Date: 11/20/12, Cost $4,592 (1)(2)
(3) 381,752 664
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(2)(3) 1,210,758 6,877
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $2,274 (1)(2)
(3) 174,948 1,062
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 8,750
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 16,335
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 51,891
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 41,368
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 7,828
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3)(4) 3,604,617 17,591
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 29,907
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,445 (1)(2)(3) 278,205 2,879
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)(2)
(3) 166,753 2,038
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 1,673
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 30
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)(2)(3) 317,219 3,876
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 49,450
352,749
Total Information Technology 478,180
Total Convertible Preferred Stocks (Cost $1,060,642) 1,580,846
PREFERRED STOCKS 0.6%
HEALTH CARE 0.6%
Life Sciences Tools & Services 0.6%
Sartorius (EUR)  423,889 146,625
Total Health Care 146,625
Total Preferred Stocks (Cost $38,944) 146,625

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 3.07% (4)(6) 799,846,205 799,846
Total Short-Term Investments (Cost $799,846) 799,846
Total Investments in Securities 99.8%
(Cost $18,833,442) $ 22,832,831
Other Assets Less Liabilities 0.2% 34,777
Net Assets 100.0% $ 22,867,608
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,843,921 and represents 8.1% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Abcam  $ (6,463) $ (92,817) $ —
Avidity Biosciences  (6) (23,005) —
Babyco, Class A  — — —
Booz Allen Hamilton Holding  45,309 20,414 25,827
Ceridian HCM Holding  885 (298,201) —
Checkr  — (27,332) —
Checkr, Series C  — (57,188) —
Checkr, Series D  — (46,536) —
Coupa Software  (489,389) 155,292 —
Descartes Systems Group  733 (84,913) —
Dynamics Special Purpose  — (1,109) —
Endava, ADR  1,067 (367,921) —
Evolve Vacation Rental Network, Series 4  — (2) —
Evolve Vacation Rental Network, Series 5  — (5) —
Evolve Vacation Rental Network, Series 6  — (7) —
Evolve Vacation Rental Network, Series 7  — (2) —
Evolve Vacation Rental Network, Series 8  — (6) —
Evolve Vacation Rental Network, Series 9  — (2) —
Genesis Therapeutics, Series A  — (1) —
Genesis Therapeutics, Series A-2  — — —
Globant  15 (73,504) —
Go Maps  — (2,211) —
Go Maps, Series B  — (8,434) —
Go Maps, Series B-1  — (1,511) —
Haul Hub, Series B  — 3,826 —
Haul Hub, Series C  — — —
HubSpot  1,771 (831,207) —
Jetclosing, 4.00%, 9/14/23  — (1,338) 55
Jetclosing, Series A  — (3,017) —
Jetclosing, Series B-1  — (3,867) —
Jetclosing, Series B-2  — (689) —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Longboard Pharmaceuticals  (2,128) 1,219 —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Minted, Series E  $ — $ (2,214) $ —
Paylocity Holding  (1,348) 48,105 —
RAPT Therapeutics  52 (14,943) —
RBC Bearings  556 (6,213) —
Rentokil Initial  13,271 (174,511) 3,959
Repligen  (27,712) (17,733) —
Rover Group  — (335) —
Saia  67 (60,255) —
Scholar Rock, Warrants, 12/31/25  — 1,018 —
Scholar Rock Holding  18 (30,862) —
SecurityScorecard, Series E  — (616) —
SiteOne Landscape Supply  752 (343,581) —
Sweetgreen, Class A  (15,774) (75,638) —
Toast, Class A ^^ 687 (247,810) —
Treeline, Series A  — — —
Wingstop  (44,433) (81,330) 12,105
Xometry, Class A  342 28,666 —
T. Rowe Price Government Reserve Fund, 3.07% — — 6,180
Affiliates not held at period end (947,459) (1,326,026) 3,909
Totals $ (1,469,187)# $ (4,048,352) $ 52,035+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Abcam  $ 269,075 $ — $ 53,894 $ *
Adaptive Biotechnologies  * 17,218 357,392 —
Armstrong World Industries  378,979 — 181,054 —
Avidity Biosciences  * — 156 *
Babyco, Class A  — — — —
Booz Allen Hamilton Holding  1,110,598 — 501,461 *
Cable One  768,018 — 350,255 —
Ceridian HCM Holding  * 150,228 466 511,921
Checkr  47,764 — — 20,432
Checkr, Series C  99,941 — — 42,753
Checkr, Series D  81,324 — — 34,788
Clear Secure, Class A  393,465 — 54,367 —
Coupa Software  613,090 59,608 749,351 *
Descartes Systems Group  373,021 38,917 183 326,842
Dynamics Special Purpose  1,444 — — *
Dynamics Special Purpose  13,715 — 14,641 —
Endava, ADR  585,676 248,084 360 465,479
Evolve Vacation Rental Network,
Series 4  13,914 — — 13,912
Evolve Vacation Rental Network,
Series 5  33,460 — — 33,455
Evolve Vacation Rental Network,
Series 6  42,977 — — 42,970
Evolve Vacation Rental Network,
Series 7  8,401 — — 8,399
Evolve Vacation Rental Network,
Series 8  40,655 — — 40,649
Evolve Vacation Rental Network,
Series 9  14,449 — — 14,447
Figs, Class A  * 45,011 392,127 —
Genesis Therapeutics, Series A  6,398 — 390 6,007
Genesis Therapeutics, Series
A-2  — 391 — 391
Globant  — 464,958 321 391,133
Go Maps  4,422 — — 2,211
Go Maps, Series B  9,379 — — 945
Go Maps, Series B-1  1,681 — — 170
Haul Hub, Series B  13,003 — — 16,829
Haul Hub, Series C  — 5,451 — 5,451

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
HubSpot  $ * $ 230,524 $ 739 $ 714,704
Jetclosing, 4.00%, 9/14/23  — 2,500 — 1,162
Jetclosing, Series A  3,017 — — —
Jetclosing, Series B-1  3,867 — — —
Jetclosing, Series B-2  689 — — —
Kardium, Series D-5  9,294 — — 9,294
Kardium, Series D-6  18,745 — — 18,745
Longboard Pharmaceuticals  * — 3,365 *
Minted, Series E  26,014 — — 23,800
Okta  * 610,063 1,488,577 —
Paylocity Holding  1,236,827 64,858 58,889 1,290,901
Phreesia  * — 201,893 —
RAPT Therapeutics  * 3,845 51 *
RBC Bearings  * 246,754 162 435,984
Rentokil Initial  768,896 — 364,267 *
Repligen  * 334,864 361,327 *
Rover Group  46,498 — 37,310 —
Rover Group  427 — — *
Saia  — 454,193 539 393,399
Scholar Rock, Warrants,
12/31/25  — — — 1,018
Scholar Rock Holding  * 12,134 51 22,870
SecurityScorecard, Series E  * — — 17,591
SiteOne Landscape Supply  * 215,530 400 379,693
Sweetgreen, Class A  * 119,079 47,298 *
Toast, Class A ^^ * 322,762 177 *
Treeline, Series A  * 12,225 — 22,682
Vail Resorts  668,991 — 443,278 —
Warby Parker, Class A  * — 137,220 —
Wingstop  288,496 186,198 103,344 290,020
Xometry, Class A  * 28,824 78 *
T. Rowe Price Government
Reserve Fund, 3.07% 281,465  ¤  ¤ 799,846
Total $ 6,400,893^

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $51,980 of dividend income and $55 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,813,022.
^^ Includes previously reported affiliate Toast, Class B acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE New Horizons Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE New Horizons Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(385,541,000) for the period ended September 30, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,234,768 $ 815,279 $ 254,305 $ 20,304,352
Convertible Bonds — — 1,162 1,162
Convertible Preferred Stocks — — 1,580,846 1,580,846
Preferred Stocks — 146,625 — 146,625
Short-Term Investments 799,846 — — 799,846
Total $ 20,034,614 $ 961,904 $ 1,836,313 $ 22,832,831
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 253,174 $ (8,085) $ 18,989 $ (9,773) $ 254,305
Convertible Bonds — (1,338) 2,500 — 1,162
Convertible Preferred Stocks 1,934,124 (354,601) 45,753 (44,430) 1,580,846
Total $ 2,187,298 $ (364,024) $ 67,242 $ (54,203) $ 1,836,313

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$254,305 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
2% - 88% 57% Decrease
Expected
present value
Discount rate
for cost of
equity
12%
- 20%
13% Decrease
Timing of
events
2.75 yrs 2.75 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
20%
- 40%
30% Increase
Enterprise
value to sales
multiple
2.4x
- 16.8x
9.4x Increase
Sales growth
rate
3% - 75% 41% Increase
Segment-
based
enterprise
value to sales
multiple
1.6x 1.6x Increase
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to gross
profit multiple
1.5x
– 23.2x
12.7x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
3% - 66% 40% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 26.9x
12.2x Increase
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,580,846 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 40%
33% Increase
Enterprise
value to sales
multiple
0.8x
– 16.8x
7.7x Increase
Sales growth
rate
3%
- 266%
44% Increase
Segment-
based
enterprise
value to sales
multiple
1.6x 1.6x Increase
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to gross
profit multiple
1.5x
– 23.2x
12.3x Increase
Gross profit
growth rate
3% - 66% 40% Increase
Enterprise
value to
EBITDA
multiple
21.0x
– 26.9x
22.6x Increase
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
8.3x 8.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
—# —# —# Decrease
Discount
for lack of
collectability
100% 100% Decrease
Convertible
Bonds
$1,162 Estimated
liquidation
value
—# —# —# Decrease

T. ROWE PRICE New Horizons Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F42-054Q3 09/22